CONCENTRATIONS AND CREDIT RISK	6 Months Ended
Mar. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 12 — CONCENTRATIONS AND CREDIT RISK

As of March 31, 2024 and September 30, 2023, the Company’s substantial assets were located in Malaysia and the Company’s substantial revenue was derived from its subsidiaries located in Malaysia.

For the six months ended March 31, 2024, two customers accounted for 33.6% and 10.1% of the Company’s total revenue, respectively.

For the six months ended March 31, 2023, one customer accounted for 43.8% of the Company’s total revenue.

As of March 31, 2024, one customer accounted for more than 10% of the Company’s total accounts receivable.

As of September 30, 2023, three customers accounted for approximately 23.8%, 12.0%, and 11.3% of the Company’s total accounts receivable balance, respectively.

For the six months ended March 31, 2024 and 2023, no single vendor accounted for more than 10% of the Company’s total purchases.